Inventories - Components of Inventories (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 146.7	$ 144.4
Work-in-process	6.5	5.7
Raw materials and supplies	57.5	50.7
Provision for obsolete finished goods and raw materials	(7.8)	(7.8)
Total inventories	$ 202.9	$ 193.0